Fair Value Measurements	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements
Fair Value Hierarchy
The Company has categorized its assets and liabilities that are valued at fair value on a recurring basis into a three-level fair value hierarchy as defined by the FASB. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets and liabilities (Level 1) and lowest priority to unobservable inputs (Level 3). In some cases, the inputs used to measure fair value might fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy, for disclosure purposes, is determined based on the lowest level input that is significant to the fair value measurement. Assets and liabilities recorded in the consolidated balance sheets at fair value are categorized based on the inputs in the valuation techniques as follows:

Level 1.
Assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market (examples include active exchange-traded equity securities and exchange-traded money market mutual funds).

Assets and liabilities using Level 1 inputs include exchange-traded equity securities, exchange-traded mutual funds and money market funds.

Level 2.	Assets and liabilities whose values are based on the following:

a)	Quoted prices for similar assets or liabilities in active markets;

b)	Quoted prices for identical or similar assets or liabilities in non-active markets (examples include corporate and municipal bonds, which trade infrequently);

c)
Pricing models whose inputs are observable for substantially the full term of the asset or liability (examples include most over-the-counter derivatives, including interest rate and currency swaps); and

d)
Pricing models whose inputs are derived principally from or corroborated by observable market data through correlation or other means for substantially the full asset or liability (for example, certain mortgage loans).

The Company does not have any assets or liabilities that use Level 2 inputs.

Level 3.
Assets and liabilities whose values are based on prices, or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability (certain commercial mortgage whole loans, and long-dated or complex derivatives including certain foreign exchange options and long-dated options on gas and power).

Liabilities using Level 3 inputs include liabilities for contingent purchase consideration.
Valuation Techniques
Equity Securities, Money Market Funds and Mutual Funds - Level 1
Investments for which market quotations are readily available are valued at the sale price on their principal exchange or, for certain markets, official closing bid price. Money market funds are valued using a valuation technique that results in price per share at $1.00.
Contingent Purchase Consideration Liability - Level 3
Purchase consideration for some acquisitions made by the Company includes contingent consideration arrangements. These arrangements typically provide for the payment of additional consideration if earnings and revenue targets are met over periods from two to four years. The fair value of contingent consideration is estimated as the present value of future cash flows resulting from the projected revenue and earnings of the acquired entities.
The following fair value hierarchy table presents information about the Company’s assets and liabilities measured at fair value on a recurring basis as of December 31, 2017 and 2016:

(In millions of dollars)	Identical Assets (Level 1)		Observable Inputs (Level 2)		Unobservable Inputs (Level 3)		Total
	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16	12/31/17	12/31/16
Assets:
Financial instruments owned:
Exchange traded equity securities (a)	$81	$89	$—	$—	$—	$—	$81	$89
Mutual funds(a)	158	141	—	—	—	—	158	141
Money market funds(b)	143	22	—	—	—	—	143	22
Total assets measured at fair value	$382	$252	$—	$—	$—	$—	$382	$252
Fiduciary Assets:
Money market funds	$111	$90	$—	$—	$—	$—	$111	$90
Total fiduciary assets measured at fair value	$111	$90	$—	$—	$—	$—	$111	$90
Liabilities:
Contingent purchase consideration liability(c)	$—	$—	$—	$—	$189	$241	$189	$241
Total liabilities measured at fair value	$—	$—	$—	$—	$189	$241	$189	$241
(a) Included in other assets in the consolidated balance sheets.
(b) Included in cash and cash equivalents in the consolidated balance sheets.
(c) Included in accounts payable and accrued liabilities and other liabilities in the consolidated balance sheets.
During the year ended December 31, 2017, there were no assets or liabilities that were transferred between any of the levels.
The table below sets forth a summary of the changes in fair value of the Company’s Level 3 liabilities for the years ended December 31, 2017 and December 31, 2016 that represent contingent purchase consideration related to acquisitions:

(In millions)	2017	2016
Balance at January 1,	$241	$309
Additions	51	17
Payments	(108)	(86)
Revaluation Impact	3	9
Other (a)	2	(8)
Balance at December 31,	$189	$241

(a) Primarily reflects the impact of foreign exchange.
The fair value of the contingent purchase consideration liability is based on projections of revenue and earnings for the acquired entities that are reassessed on a quarterly basis. As set forth in the table above, based on the Company's ongoing assessment of the fair value of contingent consideration, the Company recorded a net increase in the estimated fair value of such liabilities for prior period acquisitions of $3 million for the year ended December 31, 2017. A 5% increase in the above mentioned projections would increase the liability by approximately $18 million. A 5% decrease in the above mentioned projections would decrease the liability by approximately $19 million.
Long-Term Investments
The Company holds investments in certain private equity investments, public companies and private companies that are accounted for using the equity method of accounting. The carrying value of these investments was $405 million and $389 million at December 31, 2017 and 2016, respectively.
Private Equity Investments
The Company's investments in private equity funds were $76 million and $79 million at December 31, 2017 and December 31, 2016, respectively. The carrying values of these private equity investments approximates fair value. The underlying private equity funds follow investment company accounting, where investments within the fund are carried at fair value. The Company records in earnings, investment gains/losses for its proportionate share of the change in fair value of the funds. These investments are included in other assets in the consolidated balance sheets.
Investments in Public and Private Companies
Alexander Forbes: The Company owns approximately 33% of the common stock of Alexander Forbes, a South African company listed on the Johannesburg Stock Exchange, which it purchased in 2014 for 7.50 South African Rand per share. As of December 31, 2017, the carrying value of the Company’s investment in Alexander Forbes was approximately $266 million. As of December 31, 2017, the market value of the approximately 443 million shares of Alexander Forbes owned by the Company, based on the December 31, 2017 closing share price of 6.87 South African Rand per share, was approximately $239 million. The Company considered several factors in assessing its investment in Alexander Forbes, including its financial position, the near- and long-term prospects of Alexander Forbes and the broader South African economy and capital markets, the length of time and extent to which the market value was below cost and the Company’s intent and ability to retain the investment for a sufficient period of time to allow for anticipated recovery in market value. The shares traded over a broad range during the year, with a high of 7.95 Rand and a low of 5.26 Rand, and experienced several cycles of price declines and recovery in 2017. The shares traded above 7.50 Rand multiple times during the fourth quarter of 2017. Based on its assessment of the factors discussed above, the Company determined the investment was not impaired.
The Company’s investment in Alexander Forbes and its other equity investments in private insurance and consulting companies are accounted for using the equity method of accounting, the results of which are included in revenue in the consolidated income statements and the carrying value of which is included in other assets in the consolidated balance sheets. The Company records its share of income or loss on its equity method investments on a one quarter lag basis.
Benefitfocus: On February 24, 2015, Mercer purchased shares of common stock of Benefitfocus (NASDAQ:BNFT) constituting approximately 9.9% of BNFT's outstanding capital stock as of the acquisition date. The purchase price for the BNFT shares and certain other rights and other consideration was approximately $75 million. Until December 31, 2016, the Company accounted for this investment under the cost method of accounting as the shares purchased were categorized as restricted. Effective December 31, 2016, these shares were no longer considered restricted for the purpose of determining if they are marketable securities under applicable accounting guidance, and are now accounted for as available for sale securities and included in other assets in the consolidated balance sheets. The value of the BNFT shares based on the closing price on the NASDAQ at December 31, 2017 was approximately $76 million.
Deconsolidation of a Subsidiary
Marsh operates in India through Marsh India Insurance Brokers Limited (Marsh India), which is owned 26% by Marsh and 74% by local shareholders. Prior to the second quarter of 2016, under the terms of its shareholders’ agreement with the local shareholders, Marsh had a controlling financial interest in Marsh India and its results were consolidated as required under U.S. GAAP. Under the Insurance Laws (Amendment) Act 2015 of India and related regulations issued by the Indian Insurance Regulatory and Development Authority, Indian insurance companies (including insurance intermediaries and brokers like Marsh India) must now be controlled by Indian promoters or Indian investors.
In the second quarter of 2016, the shareholders’ agreement among the shareholders of Marsh India was amended to comply with these new regulations, which resulted in Marsh no longer having a controlling financial interest under U.S. GAAP. In accordance with U.S. GAAP, the Company was required to deconsolidate Marsh India and recognize its interest in Marsh India at fair value, with the difference between the carrying value and fair value recognized in earnings. The Company estimated the fair value of its interest in Marsh India, primarily using a discounted cash flow approach, which considered various cash flow scenarios and a discount rate appropriate for the investment. Certain provisions relating to restrictions on sales and repurchase of shares of Marsh India owned by its employees were also required to be removed by the new regulations. As a result, the deferred compensation expense related to those shares was accelerated in the second quarter of 2016. The net gain on the Company’s pre-tax income as a result of these changes was approximately $11 million, which is included in revenue for the year ended 2016. Beginning on May 1, 2016, the Company accounted for its investment in Marsh India using the equity method of accounting.
The summarized financial information presented below reflects the aggregated financial information of all equity method investees as of and for the twelve months ended September 30 of each year (or portion of those twelve months the Company owned its investment), consistent with the Company’s recognition of the results of its equity method investments on a one quarter lag. The investment income information presented below reflects the net realized and unrealized gains/losses, net of expenses, related to the Company's investments in several private equity funds. Certain of the Company’s equity method investments, including Alexander Forbes, have unclassified balance sheets. Therefore, the asset and liability information presented below are not split between current and non-current.
Below is a summary of the financial information for the Company's equity method investees:

For the Twelve Months Ended September 30,
(In millions of dollars)	2017	2016	2015
Revenue	$628	$843	$1,018
Net investment income (a)	$1,834	$1,824	$1,620
Net income	$476	$91	$196

As of September 30,
(In millions of dollars)	2017	2016
Total assets	$24,739	$22,997
Total liabilities	$22,817	$21,087
Non-controlling interests	$19	$12

(a) Net investment income in 2017, 2016 and 2015 includes approximately $1.5 billion, $1.9 billion and $1.5 billion, respectively, related to Alexander Forbes, substantially all of which is credited to policy holders.